CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Income from continuing operations	$ 720.8	$ 339.4	$ 207.1
Cash flows hedges:
Gain (loss) on valuation of derivative financial instruments	43.7	(30.9)	14.0
Deferred income taxes	28.0	15.9	(41.6)
Defined benefit plans:
Re-measurement (loss) gain	(3.2)	33.1	(28.2)
Deferred income taxes	0.9	(8.9)	7.7
Reclassification to income:
Gain related to cash flows hedges			(3.9)
Deferred income taxes			(0.4)
Other comprehensive income (loss) from continuing operations	69.4	9.2	(52.4)
Comprehensive income from continuing operations	790.2	348.6	154.7
Income (loss) from discontinued operations	14.6		(19.7)
Comprehensive income	804.8	348.6	135.0
Comprehensive income (loss) from continuing operations attributable to
Shareholders	794.7	358.5	174.4
Non-controlling interests	(4.5)	(9.9)	(19.7)
Comprehensive income (loss) attributable to
Shareholders	809.3	358.5	156.2
Non-controlling interests	$ (4.5)	$ (9.9)	$ (21.2)